Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000022349 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series III
Trading Symbol	JAHGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series III/JAHGX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 1,100,818,345
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,818,345
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	39.0%
Communication services	14.5%
Consumer discretionary	13.2%
Health care	9.2%
Industrials	8.0%
Financials	6.0%
Consumer staples	2.1%
Energy	2.0%
Materials	2.0%
Real estate	1.3%
Utilities	0.6%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022348 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series II
Trading Symbol	JAHKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series II/JAHKX)	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,100,818,345
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,818,345
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	39.0%
Communication services	14.5%
Consumer discretionary	13.2%
Health care	9.2%
Industrials	8.0%
Financials	6.0%
Consumer staples	2.1%
Energy	2.0%
Materials	2.0%
Real estate	1.3%
Utilities	0.6%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022347 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth Trust
Class Name	Series I
Trading Symbol	JAHJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth Trust (Series I/JAHJX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,100,818,345
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,100,818,345
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	39.0%
Communication services	14.5%
Consumer discretionary	13.2%
Health care	9.2%
Industrials	8.0%
Financials	6.0%
Consumer staples	2.1%
Energy	2.0%
Materials	2.0%
Real estate	1.3%
Utilities	0.6%
Short-term investments and other	2.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022355 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series I
Trading Symbol	JADZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series I/JADZX)	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 2,576,280,130
Holdings Count | Holding	64
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,576,280,130
Total number of portfolio holdings	64
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

Sector Composition
Information technology	51.4%
Communication services	18.1%
Consumer discretionary	11.8%
Financials	6.8%
Health care	5.9%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

C000022356 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series II
Trading Symbol	JADYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series II/JADYX)	$48	0.96%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%
Net Assets	$ 2,576,280,130
Holdings Count | Holding	64
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,576,280,130
Total number of portfolio holdings	64
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

Sector Composition
Information technology	51.4%
Communication services	18.1%
Consumer discretionary	11.8%
Financials	6.8%
Health care	5.9%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

C000022354 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Trust
Class Name	Series NAV
Trading Symbol	JAEDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Blue Chip Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Trust (Series NAV/JAEDX)	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Net Assets	$ 2,576,280,130
Holdings Count | Holding	64
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,576,280,130
Total number of portfolio holdings	64
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

Sector Composition
Information technology	51.4%
Communication services	18.1%
Consumer discretionary	11.8%
Financials	6.8%
Health care	5.9%
Industrials	4.9%
Utilities	0.4%
Materials	0.3%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	15.8%
Alphabet, Inc., Class C	6.3%
Alphabet, Inc., Class A	5.9%
Broadcom, Inc.	5.8%
Apple, Inc.	4.4%
Microsoft Corp.	4.3%
Advanced Micro Devices, Inc.	3.6%
Meta Platforms, Inc., Class A	3.5%
Amazon.com, Inc.	3.3%
Eli Lilly & Company	3.2%

C000022362 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series NAV
Trading Symbol	JAGMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series NAV/JAGMX)	$13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 13,280,351,684
Holdings Count | Holding	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$13,280,351,684
Total number of portfolio holdings	506
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Sector Composition
Information technology	37.7%
Financials	11.7%
Communication services	9.6%
Consumer discretionary	9.2%
Industrials	8.8%
Health care	8.8%
Consumer staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000117968 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series II
Trading Symbol	JAGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series II/JAGKX)	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 13,280,351,684
Holdings Count | Holding	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$13,280,351,684
Total number of portfolio holdings	506
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Sector Composition
Information technology	37.7%
Financials	11.7%
Communication services	9.6%
Consumer discretionary	9.2%
Industrials	8.8%
Health care	8.8%
Consumer staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000117967 [Member]
Shareholder Report [Line Items]
Fund Name	500 Index Trust
Class Name	Series I
Trading Symbol	JFIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the 500 Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
500 Index Trust (Series I/JFIVX)	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Net Assets	$ 13,280,351,684
Holdings Count | Holding	506
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$13,280,351,684
Total number of portfolio holdings	506
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Sector Composition
Information technology	37.7%
Financials	11.7%
Communication services	9.6%
Consumer discretionary	9.2%
Industrials	8.8%
Health care	8.8%
Consumer staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Real estate	1.8%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.5%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000022367 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series I
Trading Symbol	JAFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the U.S. Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series I/JAFHX)	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Net Assets	$ 747,317,081
Holdings Count | Holding	49
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$747,317,081
Total number of portfolio holdings	49
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

Sector Composition
Information technology	50.1%
Communication services	11.4%
Consumer discretionary	10.6%
Health care	9.1%
Industrials	5.9%
Financials	3.8%
Consumer staples	3.2%
Real estate	2.8%
Energy	1.9%
Materials	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

C000022368 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series II
Trading Symbol	JAFJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the U.S. Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series II/JAFJX)	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
Net Assets	$ 747,317,081
Holdings Count | Holding	49
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$747,317,081
Total number of portfolio holdings	49
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

Sector Composition
Information technology	50.1%
Communication services	11.4%
Consumer discretionary	10.6%
Health care	9.1%
Industrials	5.9%
Financials	3.8%
Consumer staples	3.2%
Real estate	2.8%
Energy	1.9%
Materials	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

C000022366 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Growth Trust
Class Name	Series NAV
Trading Symbol	JAFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the U.S. Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Growth Trust (Series NAV/JAFGX)	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 747,317,081
Holdings Count | Holding	49
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$747,317,081
Total number of portfolio holdings	49
Portfolio turnover rate	61%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

Sector Composition
Information technology	50.1%
Communication services	11.4%
Consumer discretionary	10.6%
Health care	9.1%
Industrials	5.9%
Financials	3.8%
Consumer staples	3.2%
Real estate	2.8%
Energy	1.9%
Materials	1.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	12.6%
Alphabet, Inc., Class A	9.0%
Apple, Inc.	5.2%
Broadcom, Inc.	4.8%
KLA Corp.	4.4%
Eli Lilly & Company	3.9%
Tesla, Inc.	3.7%
Advanced Micro Devices, Inc.	3.5%
Micron Technology, Inc.	3.2%
Microsoft Corp.	3.0%

C000022398 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series NAV
Trading Symbol	JAEEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series NAV/JAEEX)	$37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 938,140,968
Holdings Count | Holding	119
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$938,140,968
Total number of portfolio holdings	119
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.4%
Industrials	13.8%
Health care	13.0%
Energy	8.3%
Consumer discretionary	7.4%
Consumer staples	6.6%
Utilities	5.7%
Materials	3.0%
Real estate	3.0%
Communication services	2.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

C000022400 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series II
Trading Symbol	JAEFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series II/JAEFX)	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 938,140,968
Holdings Count | Holding	119
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$938,140,968
Total number of portfolio holdings	119
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.4%
Industrials	13.8%
Health care	13.0%
Energy	8.3%
Consumer discretionary	7.4%
Consumer staples	6.6%
Utilities	5.7%
Materials	3.0%
Real estate	3.0%
Communication services	2.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

C000022399 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Trust
Class Name	Series I
Trading Symbol	JAEGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Equity Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Trust (Series I/JAEGX)	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 938,140,968
Holdings Count | Holding	119
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$938,140,968
Total number of portfolio holdings	119
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

Sector Composition
Financials	19.8%
Information technology	16.4%
Industrials	13.8%
Health care	13.0%
Energy	8.3%
Consumer discretionary	7.4%
Consumer staples	6.6%
Utilities	5.7%
Materials	3.0%
Real estate	3.0%
Communication services	2.6%
Short-term investments and other	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	5.4%
Microsoft Corp.	4.3%
Apple, Inc.	3.8%
MetLife, Inc.	2.0%
Intel Corp.	2.0%
The Southern Company	1.9%
Citigroup, Inc.	1.8%
Qualcomm, Inc.	1.8%
JPMorgan Chase & Co.	1.7%
The Charles Schwab Corp.	1.6%

C000022403 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series I
Trading Symbol	JEFSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series I/JEFSX)	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
Net Assets	$ 127,282,888
Holdings Count | Holding	45
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,282,888
Total number of portfolio holdings	45
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

Industry Composition
Banks	58.0%
Insurance	15.1%
Capital markets	14.3%
Financial services	6.0%
Industrial REITs	2.3%
Consumer finance	2.1%
Specialized REITs	1.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

C000022404 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series II
Trading Symbol	JEFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series II/JEFCX)	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 127,282,888
Holdings Count | Holding	45
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,282,888
Total number of portfolio holdings	45
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

Industry Composition
Banks	58.0%
Insurance	15.1%
Capital markets	14.3%
Financial services	6.0%
Industrial REITs	2.3%
Consumer finance	2.1%
Specialized REITs	1.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

C000022402 [Member]
Shareholder Report [Line Items]
Fund Name	Financial Industries Trust
Class Name	Series NAV
Trading Symbol	JAFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Financial Industries Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Trust (Series NAV/JAFNX)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 127,282,888
Holdings Count | Holding	45
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$127,282,888
Total number of portfolio holdings	45
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

Industry Composition
Banks	58.0%
Insurance	15.1%
Capital markets	14.3%
Financial services	6.0%
Industrial REITs	2.3%
Consumer finance	2.1%
Specialized REITs	1.4%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Morgan Stanley	4.9%
Citizens Financial Group, Inc.	4.7%
Citigroup, Inc.	4.5%
Fifth Third Bancorp	4.4%
Columbia Banking System, Inc.	3.9%
NN Group NV	3.6%
Popular, Inc.	3.5%
Sumitomo Mitsui Trust Group, Inc.	3.5%
CaixaBank SA	3.4%
Bank of America Corp.	3.0%

C000022410 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series NAV
Trading Symbol	JAJGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series NAV/JAJGX)	$44	0.87%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%
Net Assets	$ 302,416,328
Holdings Count | Holding	72
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,416,328
Total number of portfolio holdings	72
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

Sector Composition
Financials	19.6%
Information technology	14.2%
Industrials	14.0%
Consumer staples	8.8%
Materials	8.7%
Health care	8.5%
Communication services	7.3%
Consumer discretionary	6.3%
Energy	5.6%
Utilities	4.0%
Real estate	1.0%
Short-term investments and other	2.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

C000022412 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series II
Trading Symbol	JAJFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series II/JAJFX)	$57	1.12%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%
Net Assets	$ 302,416,328
Holdings Count | Holding	72
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,416,328
Total number of portfolio holdings	72
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

Sector Composition
Financials	19.6%
Information technology	14.2%
Industrials	14.0%
Consumer staples	8.8%
Materials	8.7%
Health care	8.5%
Communication services	7.3%
Consumer discretionary	6.3%
Energy	5.6%
Utilities	4.0%
Real estate	1.0%
Short-term investments and other	2.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

C000022411 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Trust
Class Name	Series I
Trading Symbol	JEFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Global Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Trust (Series I/JEFGX)	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
Net Assets	$ 302,416,328
Holdings Count | Holding	72
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$302,416,328
Total number of portfolio holdings	72
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

Sector Composition
Financials	19.6%
Information technology	14.2%
Industrials	14.0%
Consumer staples	8.8%
Materials	8.7%
Health care	8.5%
Communication services	7.3%
Consumer discretionary	6.3%
Energy	5.6%
Utilities	4.0%
Real estate	1.0%
Short-term investments and other	2.0%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.1%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.6%
Analog Devices, Inc.	2.1%
American Electric Power Company, Inc.	2.1%
Anheuser-Busch InBev SA/NV	2.0%
Citigroup, Inc.	2.0%
International Flavors & Fragrances, Inc.	2.0%
National Grid PLC	1.9%
CRH PLC	1.9%
U.S. Foods Holding Corp.	1.9%

C000022443 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series I
Trading Symbol	JEHSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series I/JEHSX)	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 251,253,361
Holdings Count | Holding	173
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$251,253,361
Total number of portfolio holdings	173
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

Industry Composition
Biotechnology	36.3%
Pharmaceuticals	33.7%
Health care providers and services	14.9%
Health care equipment and supplies	7.7%
Life sciences tools and services	6.4%
Health care technology	0.1%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

C000022444 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series II
Trading Symbol	JAFKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series II/JAFKX)	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 251,253,361
Holdings Count | Holding	173
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$251,253,361
Total number of portfolio holdings	173
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

Industry Composition
Biotechnology	36.3%
Pharmaceuticals	33.7%
Health care providers and services	14.9%
Health care equipment and supplies	7.7%
Life sciences tools and services	6.4%
Health care technology	0.1%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

C000022442 [Member]
Shareholder Report [Line Items]
Fund Name	Health Sciences Trust
Class Name	Series NAV
Trading Symbol	JAFMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Health Sciences Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Trust (Series NAV/JAFMX)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 251,253,361
Holdings Count | Holding	173
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$251,253,361
Total number of portfolio holdings	173
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

Industry Composition
Biotechnology	36.3%
Pharmaceuticals	33.7%
Health care providers and services	14.9%
Health care equipment and supplies	7.7%
Life sciences tools and services	6.4%
Health care technology	0.1%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Eli Lilly & Company	14.3%
Johnson & Johnson	6.3%
UnitedHealth Group, Inc.	5.9%
AbbVie, Inc.	5.3%
Merck & Company, Inc.	4.2%
Gilead Sciences, Inc.	2.9%
Thermo Fisher Scientific, Inc.	2.7%
Vertex Pharmaceuticals, Inc.	2.4%
Bristol-Myers Squibb Company	2.2%
Abbott Laboratories	2.0%

C000022477 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series III
Trading Symbol	JAHUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series III/JAHUX)	$15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 1,032,946,355
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,032,946,355
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	36.0%
Industrials	11.1%
Communication services	9.7%
Consumer discretionary	9.7%
Health care	9.4%
Financials	8.6%
Consumer staples	3.3%
Energy	3.0%
Utilities	2.9%
Materials	2.8%
Real estate	0.7%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022476 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series II
Trading Symbol	JAHRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series II/JAHRX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,032,946,355
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,032,946,355
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	36.0%
Industrials	11.1%
Communication services	9.7%
Consumer discretionary	9.7%
Health care	9.4%
Financials	8.6%
Consumer staples	3.3%
Energy	3.0%
Utilities	2.9%
Materials	2.8%
Real estate	0.7%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022475 [Member]
Shareholder Report [Line Items]
Fund Name	American Growth-Income Trust
Class Name	Series I
Trading Symbol	JAHQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Growth-Income Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Growth-Income Trust (Series I/JAHQX)	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 1,032,946,355
Holdings Count | Holding	1
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,032,946,355
Total number of portfolio holdings	1
Portfolio turnover rate	8%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Growth-Income Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	36.0%
Industrials	11.1%
Communication services	9.7%
Consumer discretionary	9.7%
Health care	9.4%
Financials	8.6%
Consumer staples	3.3%
Energy	3.0%
Utilities	2.9%
Materials	2.8%
Real estate	0.7%
Short-term investments and other	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022621 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series I
Trading Symbol	JECIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series I/JECIX)	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Net Assets	$ 1,301,123,759
Holdings Count | Holding	402
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,301,123,759
Total number of portfolio holdings	402
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Sector Composition
Industrials	25.4%
Information technology	15.0%
Financials	14.1%
Consumer discretionary	10.0%
Health care	8.4%
Real estate	6.4%
Materials	5.6%
Energy	4.2%
Consumer staples	3.1%
Utilities	3.0%
Communication services	1.4%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

C000022622 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series II
Trading Symbol	JAEZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series II/JAEZX)	$35	0.65%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
Net Assets	$ 1,301,123,759
Holdings Count | Holding	402
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,301,123,759
Total number of portfolio holdings	402
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Sector Composition
Industrials	25.4%
Information technology	15.0%
Financials	14.1%
Consumer discretionary	10.0%
Health care	8.4%
Real estate	6.4%
Materials	5.6%
Energy	4.2%
Consumer staples	3.1%
Utilities	3.0%
Communication services	1.4%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

C000022620 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Index Trust (Series NAV/JAEYX)	$22	0.40%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
Net Assets	$ 1,301,123,759
Holdings Count | Holding	402
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,301,123,759
Total number of portfolio holdings	402
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Sector Composition
Industrials	25.4%
Information technology	15.0%
Financials	14.1%
Consumer discretionary	10.0%
Health care	8.4%
Real estate	6.4%
Materials	5.6%
Energy	4.2%
Consumer staples	3.1%
Utilities	3.0%
Communication services	1.4%
Short-term investments and other	3.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Twilio, Inc., Class A	0.8%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.7%
nVent Electric PLC	0.7%
Entegris, Inc.	0.7%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

C000022624 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series NAV
Trading Symbol	JAEVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series NAV/JAEVX)	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
Net Assets	$ 872,221,696
Holdings Count | Holding	69
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$872,221,696
Total number of portfolio holdings	69
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

Sector Composition
Information technology	31.3%
Industrials	17.8%
Consumer discretionary	16.0%
Health care	10.7%
Financials	9.5%
Communication services	8.0%
Energy	2.5%
Utilities	1.8%
Materials	0.9%
Consumer staples	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

C000022626 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series II
Trading Symbol	JAEUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series II/JAEUX)	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
Net Assets	$ 872,221,696
Holdings Count | Holding	69
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$872,221,696
Total number of portfolio holdings	69
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

Sector Composition
Information technology	31.3%
Industrials	17.8%
Consumer discretionary	16.0%
Health care	10.7%
Financials	9.5%
Communication services	8.0%
Energy	2.5%
Utilities	1.8%
Materials	0.9%
Consumer staples	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

C000022625 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Cap Growth Trust
Class Name	Series I
Trading Symbol	JAETX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Cap Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Cap Growth Trust (Series I/JAETX)	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
Net Assets	$ 872,221,696
Holdings Count | Holding	69
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$872,221,696
Total number of portfolio holdings	69
Portfolio turnover rate	83%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

Sector Composition
Information technology	31.3%
Industrials	17.8%
Consumer discretionary	16.0%
Health care	10.7%
Financials	9.5%
Communication services	8.0%
Energy	2.5%
Utilities	1.8%
Materials	0.9%
Consumer staples	0.5%
Short-term investments and other	1.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cloudflare, Inc., Class A	4.3%
Natera, Inc.	4.2%
Datadog, Inc., Class A	4.1%
Corning, Inc.	4.0%
Flex, Ltd.	3.2%
Carpenter Technology Corp.	3.2%
Axon Enterprise, Inc.	2.8%
Comfort Systems USA, Inc.	2.6%
Sandisk Corp.	2.6%
Reddit, Inc., Class A	2.3%

C000022637 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series I
Trading Symbol	JEMUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series I/JEMUX)	$49	0.90%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%
Net Assets	$ 765,814,242
Holdings Count | Holding	128
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$765,814,242
Total number of portfolio holdings	128
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

Sector Composition
Industrials	19.7%
Financials	17.6%
Information technology	14.2%
Real estate	8.0%
Energy	7.6%
Consumer discretionary	7.4%
Health care	7.4%
Utilities	6.8%
Materials	4.2%
Consumer staples	3.4%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

C000022638 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series II
Trading Symbol	JAGYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series II/JAGYX)	$60	1.10%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.10%
Net Assets	$ 765,814,242
Holdings Count | Holding	128
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$765,814,242
Total number of portfolio holdings	128
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

Sector Composition
Industrials	19.7%
Financials	17.6%
Information technology	14.2%
Real estate	8.0%
Energy	7.6%
Consumer discretionary	7.4%
Health care	7.4%
Utilities	6.8%
Materials	4.2%
Consumer staples	3.4%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

C000022636 [Member]
Shareholder Report [Line Items]
Fund Name	Mid Value Trust
Class Name	Series NAV
Trading Symbol	JAGWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Mid Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid Value Trust (Series NAV/JAGWX)	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
Net Assets	$ 765,814,242
Holdings Count | Holding	128
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$765,814,242
Total number of portfolio holdings	128
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

Sector Composition
Industrials	19.7%
Financials	17.6%
Information technology	14.2%
Real estate	8.0%
Energy	7.6%
Consumer discretionary	7.4%
Health care	7.4%
Utilities	6.8%
Materials	4.2%
Consumer staples	3.4%
Short-term investments and other	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Advance Auto Parts, Inc.	1.7%
The Middleby Corp.	1.6%
StandardAero, Inc.	1.6%
Fortive Corp.	1.5%
Hexcel Corp.	1.5%
Corpay, Inc.	1.4%
Voya Financial, Inc.	1.4%
Concentra Group Holdings Parent, Inc.	1.3%
Sensata Technologies Holding PLC	1.3%
MKS, Inc.	1.3%

C000022664 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series NAV
Trading Symbol	JADDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series NAV/JADDX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 2,433,363,048
Holdings Count | Holding	50
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,433,363,048
Total number of portfolio holdings	50
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

Sector Composition
Information technology	28.3%
Consumer discretionary	17.8%
Communication services	15.6%
Health care	13.2%
Financials	7.7%
Industrials	7.1%
Real estate	3.1%
Energy	2.4%
Materials	1.9%
Consumer staples	1.3%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

C000022666 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series II
Trading Symbol	JFLGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series II/JFLGX)	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Net Assets	$ 2,433,363,048
Holdings Count | Holding	50
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,433,363,048
Total number of portfolio holdings	50
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

Sector Composition
Information technology	28.3%
Consumer discretionary	17.8%
Communication services	15.6%
Health care	13.2%
Financials	7.7%
Industrials	7.1%
Real estate	3.1%
Energy	2.4%
Materials	1.9%
Consumer staples	1.3%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

C000022665 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Trust
Class Name	Series I
Trading Symbol	JEQAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental All Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Trust (Series I/JEQAX)	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 2,433,363,048
Holdings Count | Holding	50
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,433,363,048
Total number of portfolio holdings	50
Portfolio turnover rate	25%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

Sector Composition
Information technology	28.3%
Consumer discretionary	17.8%
Communication services	15.6%
Health care	13.2%
Financials	7.7%
Industrials	7.1%
Real estate	3.1%
Energy	2.4%
Materials	1.9%
Consumer staples	1.3%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.9%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	6.5%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.9%
NVIDIA Corp.	4.3%
KKR & Company, Inc.	3.4%
Broadcom, Inc.	3.1%
Meta Platforms, Inc., Class A	3.0%
Lennar Corp., Class A	3.0%
Liberty Media Corp.-Liberty Formula One, Series C	2.9%

C000117969 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series I
Trading Symbol	JIEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series I/JIEQX)	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
Net Assets	$ 1,365,944,033
Holdings Count | Holding	1,920
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,365,944,033
Total number of portfolio holdings	1,920
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

Sector Composition
Financials	23.4%
Information technology	23.0%
Industrials	14.0%
Consumer discretionary	7.4%
Health care	6.7%
Materials	6.3%
Consumer staples	5.1%
Energy	4.2%
Communication services	4.2%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

C000117970 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series II
Trading Symbol	JAJEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series II/JAJEX)	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 1,365,944,033
Holdings Count | Holding	1,920
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,365,944,033
Total number of portfolio holdings	1,920
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

Sector Composition
Financials	23.4%
Information technology	23.0%
Industrials	14.0%
Consumer discretionary	7.4%
Health care	6.7%
Materials	6.3%
Consumer staples	5.1%
Energy	4.2%
Communication services	4.2%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

C000022668 [Member]
Shareholder Report [Line Items]
Fund Name	International Equity Index Trust
Class Name	Series NAV
Trading Symbol	JVANX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Equity Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Trust (Series NAV/JVANX)	$19	0.35%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%
Net Assets	$ 1,365,944,033
Holdings Count | Holding	1,920
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,365,944,033
Total number of portfolio holdings	1,920
Portfolio turnover rate	1%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

Sector Composition
Financials	23.4%
Information technology	23.0%
Industrials	14.0%
Consumer discretionary	7.4%
Health care	6.7%
Materials	6.3%
Consumer staples	5.1%
Energy	4.2%
Communication services	4.2%
Utilities	3.0%
Real estate	1.2%
Short-term investments and other	1.5%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	5.2%
Samsung Electronics Company, Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.1%
Tencent Holdings, Ltd.	0.9%
HSBC Holdings PLC	0.9%
Roche Holding AG	0.8%
Novartis AG	0.8%
Royal Bank of Canada	0.8%
AstraZeneca PLC	0.8%

C000022684 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series NAV
Trading Symbol	JAJDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series NAV/JAJDX)	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 118,006,111
Holdings Count | Holding	2,871
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$118,006,111
Total number of portfolio holdings	2,871
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

Sector Composition
Industrials	24.0%
Materials	13.5%
Financials	13.4%
Consumer discretionary	12.0%
Information technology	7.7%
Consumer staples	6.0%
Health care	5.7%
Energy	5.2%
Real estate	4.2%
Communication services	3.3%
Utilities	3.3%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

C000022686 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series II
Trading Symbol	JAADX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series II/JAADX)	$62	1.21%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.21%
Net Assets	$ 118,006,111
Holdings Count | Holding	2,871
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$118,006,111
Total number of portfolio holdings	2,871
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

Sector Composition
Industrials	24.0%
Materials	13.5%
Financials	13.4%
Consumer discretionary	12.0%
Information technology	7.7%
Consumer staples	6.0%
Health care	5.7%
Energy	5.2%
Real estate	4.2%
Communication services	3.3%
Utilities	3.3%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

C000022685 [Member]
Shareholder Report [Line Items]
Fund Name	International Small Company Trust
Class Name	Series I
Trading Symbol	JAJCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the International Small Company Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Company Trust (Series I/JAJCX)	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 118,006,111
Holdings Count | Holding	2,871
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$118,006,111
Total number of portfolio holdings	2,871
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

Sector Composition
Industrials	24.0%
Materials	13.5%
Financials	13.4%
Consumer discretionary	12.0%
Information technology	7.7%
Consumer staples	6.0%
Health care	5.7%
Energy	5.2%
Real estate	4.2%
Communication services	3.3%
Utilities	3.3%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
BAWAG Group AG	0.5%
Swiss Prime Site AG	0.5%
Rexel SA	0.4%
Belimo Holding AG	0.4%
Orion OYJ, Class B	0.4%
Qiagen NV (New York Stock Exchange)	0.3%
Accelleron Industries AG	0.3%
IG Group Holdings PLC	0.3%
PSP Swiss Property AG	0.3%
SPIE SA	0.3%

C000022689 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series I
Trading Symbol	JAJHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series I/JAJHX)	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 777,935,255
Holdings Count | Holding	92
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$777,935,255
Total number of portfolio holdings	92
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

Sector Composition
Financials	24.2%
Industrials	15.6%
Health care	15.1%
Materials	9.8%
Consumer discretionary	7.7%
Energy	7.3%
Consumer staples	6.8%
Information technology	5.5%
Communication services	5.1%
Utilities	2.8%
Short-term investments and other	0.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

C000022690 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series II
Trading Symbol	JAJIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series II/JAJIX)	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
Net Assets	$ 777,935,255
Holdings Count | Holding	92
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$777,935,255
Total number of portfolio holdings	92
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

Sector Composition
Financials	24.2%
Industrials	15.6%
Health care	15.1%
Materials	9.8%
Consumer discretionary	7.7%
Energy	7.3%
Consumer staples	6.8%
Information technology	5.5%
Communication services	5.1%
Utilities	2.8%
Short-term investments and other	0.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

C000022688 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value International Trust
Class Name	Series NAV
Trading Symbol	JAJJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value International Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Trust (Series NAV/JAJJX)	$40	0.76%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%
Net Assets	$ 777,935,255
Holdings Count | Holding	92
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$777,935,255
Total number of portfolio holdings	92
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

Sector Composition
Financials	24.2%
Industrials	15.6%
Health care	15.1%
Materials	9.8%
Consumer discretionary	7.7%
Energy	7.3%
Consumer staples	6.8%
Information technology	5.5%
Communication services	5.1%
Utilities	2.8%
Short-term investments and other	0.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
ABN AMRO Bank NV	2.8%
Danske Bank A/S	2.5%
Samsung Electronics Company, Ltd.	2.5%
Galp Energia SGPS SA	2.4%
Euronext NV	2.3%
Roche Holding AG	2.2%
AstraZeneca PLC	2.1%
Cie Generale des Etablissements Michelin SCA	2.1%
TOTO, Ltd.	1.9%
Shell PLC	1.9%

C000022703 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series NAV
Trading Symbol	JAEWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series NAV/JAEWX)	$26	0.47%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%
Net Assets	$ 667,808,751
Holdings Count | Holding	1,829
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$667,808,751
Total number of portfolio holdings	1,829
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Sector Composition
Health care	19.2%
Financials	17.8%
Industrials	14.4%
Information technology	13.8%
Consumer discretionary	9.1%
Real estate	5.5%
Energy	5.5%
Materials	4.1%
Utilities	2.6%
Communication services	2.3%
Consumer staples	1.9%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000022705 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series II
Trading Symbol	JAJOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series II/JAJOX)	$40	0.72%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
Net Assets	$ 667,808,751
Holdings Count | Holding	1,829
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$667,808,751
Total number of portfolio holdings	1,829
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Sector Composition
Health care	19.2%
Financials	17.8%
Industrials	14.4%
Information technology	13.8%
Consumer discretionary	9.1%
Real estate	5.5%
Energy	5.5%
Materials	4.1%
Utilities	2.6%
Communication services	2.3%
Consumer staples	1.9%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000022704 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Index Trust
Class Name	Series I
Trading Symbol	JESIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Index Trust (Series I/JESIX)	$29	0.52%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.52%
Net Assets	$ 667,808,751
Holdings Count | Holding	1,829
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$667,808,751
Total number of portfolio holdings	1,829
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Sector Composition
Health care	19.2%
Financials	17.8%
Industrials	14.4%
Information technology	13.8%
Consumer discretionary	9.1%
Real estate	5.5%
Energy	5.5%
Materials	4.1%
Utilities	2.6%
Communication services	2.3%
Consumer staples	1.9%
Short-term investments and other	3.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Moog, Inc., Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.3%
Cytokinetics, Inc.	0.3%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog, Ltd.	0.3%
Riot Platforms, Inc.	0.3%

C000022708 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series I
Trading Symbol	JADLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series I/JADLX)	$47	0.86%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.86%
Net Assets	$ 203,199,233
Holdings Count | Holding	1,063
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$203,199,233
Total number of portfolio holdings	1,063
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

Sector Composition
Financials	29.0%
Industrials	17.6%
Consumer discretionary	14.2%
Energy	9.5%
Health care	7.0%
Consumer staples	6.8%
Information technology	6.3%
Materials	6.1%
Communication services	2.0%
Real estate	0.8%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

C000022709 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series II
Trading Symbol	JADPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series II/JADPX)	$57	1.06%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.06%
Net Assets	$ 203,199,233
Holdings Count | Holding	1,063
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$203,199,233
Total number of portfolio holdings	1,063
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

Sector Composition
Financials	29.0%
Industrials	17.6%
Consumer discretionary	14.2%
Energy	9.5%
Health care	7.0%
Consumer staples	6.8%
Information technology	6.3%
Materials	6.1%
Communication services	2.0%
Real estate	0.8%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

C000022707 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Opportunities Trust
Class Name	Series NAV
Trading Symbol	JADMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Opportunities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Opportunities Trust (Series NAV/JADMX)	$44	0.81%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.81%
Net Assets	$ 203,199,233
Holdings Count | Holding	1,063
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$203,199,233
Total number of portfolio holdings	1,063
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

Sector Composition
Financials	29.0%
Industrials	17.6%
Consumer discretionary	14.2%
Energy	9.5%
Health care	7.0%
Consumer staples	6.8%
Information technology	6.3%
Materials	6.1%
Communication services	2.0%
Real estate	0.8%
Utilities	0.5%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Performance Food Group Company	0.7%
Toll Brothers, Inc.	0.7%
BorgWarner, Inc.	0.7%
WESCO International, Inc.	0.7%
Permian Resources Corp., Class A	0.6%
Ovintiv, Inc.	0.6%
Regal Rexnord Corp.	0.6%
CNH Industrial NV	0.6%
Corebridge Financial, Inc.	0.6%
Ball Corp.	0.5%

C000022711 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series NAV
Trading Symbol	JAHBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series NAV/JAHBX)	$49	0.87%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.87%
Net Assets	$ 357,980,686
Holdings Count | Holding	70
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$357,980,686
Total number of portfolio holdings	70
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

Sector Composition
Information technology	24.5%
Industrials	20.6%
Health care	15.0%
Financials	12.7%
Consumer discretionary	11.0%
Energy	4.5%
Real estate	3.3%
Consumer staples	2.4%
Materials	1.5%
Utilities	0.9%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

C000022713 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series II
Trading Symbol	JAGZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series II/JAGZX)	$63	1.12%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.12%
Net Assets	$ 357,980,686
Holdings Count | Holding	70
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$357,980,686
Total number of portfolio holdings	70
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

Sector Composition
Information technology	24.5%
Industrials	20.6%
Health care	15.0%
Financials	12.7%
Consumer discretionary	11.0%
Energy	4.5%
Real estate	3.3%
Consumer staples	2.4%
Materials	1.5%
Utilities	0.9%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

C000022712 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Core Trust
Class Name	Series I
Trading Symbol	JESVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Core Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Trust (Series I/JESVX)	$52	0.92%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.92%
Net Assets	$ 357,980,686
Holdings Count | Holding	70
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$357,980,686
Total number of portfolio holdings	70
Portfolio turnover rate	36%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

Sector Composition
Information technology	24.5%
Industrials	20.6%
Health care	15.0%
Financials	12.7%
Consumer discretionary	11.0%
Energy	4.5%
Real estate	3.3%
Consumer staples	2.4%
Materials	1.5%
Utilities	0.9%
Short-term investments and other	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Tenable Holdings, Inc.	2.7%
Vicor Corp.	2.6%
Life Time Group Holdings, Inc.	2.5%
The Timken Company	2.5%
CommVault Systems, Inc.	2.1%
Advanced Energy Industries, Inc.	2.0%
Regal Rexnord Corp.	2.0%
SouthState Bank Corp.	2.0%
Veeco Instruments, Inc.	2.0%
Ambarella, Inc.	2.0%

C000022724 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series I
Trading Symbol	JAEPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series I/JAEPX)	$62	1.12%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.12%
Net Assets	$ 150,136,265
Holdings Count | Holding	210
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$150,136,265
Total number of portfolio holdings	210
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

Sector Composition
Financials	25.8%
Industrials	13.2%
Health care	10.9%
Consumer discretionary	10.0%
Real estate	9.1%
Information technology	7.1%
Energy	6.7%
Utilities	5.2%
Materials	4.8%
Communication services	2.4%
Consumer staples	1.9%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

C000022725 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series II
Trading Symbol	JAERX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series II/JAERX)	$73	1.32%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.32%
Net Assets	$ 150,136,265
Holdings Count | Holding	210
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$150,136,265
Total number of portfolio holdings	210
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

Sector Composition
Financials	25.8%
Industrials	13.2%
Health care	10.9%
Consumer discretionary	10.0%
Real estate	9.1%
Information technology	7.1%
Energy	6.7%
Utilities	5.2%
Materials	4.8%
Communication services	2.4%
Consumer staples	1.9%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

C000022723 [Member]
Shareholder Report [Line Items]
Fund Name	Small Company Value Trust
Class Name	Series NAV
Trading Symbol	JAEQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Company Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Company Value Trust (Series NAV/JAEQX)	$59	1.07%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.07%
Net Assets	$ 150,136,265
Holdings Count | Holding	210
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$150,136,265
Total number of portfolio holdings	210
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

Sector Composition
Financials	25.8%
Industrials	13.2%
Health care	10.9%
Consumer discretionary	10.0%
Real estate	9.1%
Information technology	7.1%
Energy	6.7%
Utilities	5.2%
Materials	4.8%
Communication services	2.4%
Consumer staples	1.9%
Short-term investments and other	2.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Pinnacle Financial Partners, Inc.	2.3%
Columbia Banking System, Inc.	1.8%
Curbline Properties Corp.	1.5%
PennyMac Financial Services, Inc.	1.2%
CareTrust REIT, Inc.	1.2%
Hut 8 Corp.	1.2%
Cytokinetics, Inc.	1.1%
HA Sustainable Infrastructure Capital, Inc.	1.1%
Vishay Intertechnology, Inc.	1.0%
Element Solutions, Inc.	1.0%

C000022743 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series NAV
Trading Symbol	JADIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series NAV/JADIX)	$36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 824,834,195
Holdings Count | Holding	62
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$824,834,195
Total number of portfolio holdings	62
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

Sector Composition
Health care	18.0%
Financials	15.4%
Information technology	13.4%
Industrials	12.4%
Consumer discretionary	10.3%
Communication services	8.6%
Energy	7.4%
Consumer staples	6.6%
Real estate	2.5%
Materials	0.6%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

C000022745 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series II
Trading Symbol	JADJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series II/JADJX)	$49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 824,834,195
Holdings Count | Holding	62
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$824,834,195
Total number of portfolio holdings	62
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

Sector Composition
Health care	18.0%
Financials	15.4%
Information technology	13.4%
Industrials	12.4%
Consumer discretionary	10.3%
Communication services	8.6%
Energy	7.4%
Consumer staples	6.6%
Real estate	2.5%
Materials	0.6%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

C000022744 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Value Trust
Class Name	Series I
Trading Symbol	JVFLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Fundamental Large Cap Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Value Trust (Series I/JVFLX)	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Net Assets	$ 824,834,195
Holdings Count | Holding	62
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$824,834,195
Total number of portfolio holdings	62
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

Sector Composition
Health care	18.0%
Financials	15.4%
Information technology	13.4%
Industrials	12.4%
Consumer discretionary	10.3%
Communication services	8.6%
Energy	7.4%
Consumer staples	6.6%
Real estate	2.5%
Materials	0.6%
Short-term investments and other	4.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Cheniere Energy, Inc.	4.7%
Alphabet, Inc., Class A	4.4%
Elevance Health, Inc.	4.0%
Elanco Animal Health, Inc.	3.7%
United Rentals, Inc.	3.4%
Nasdaq, Inc.	3.1%
Microsoft Corp.	3.0%
Lennar Corp., Class A	2.8%
GSK PLC, ADR	2.8%
KKR & Company, Inc.	2.7%

C000022760 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series I
Trading Symbol	JETSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series I/JETSX)	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 1,209,757,476
Holdings Count | Holding	2,938
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,209,757,476
Total number of portfolio holdings	2,938
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

Sector Composition
Information technology	33.6%
Financials	11.9%
Industrials	10.0%
Consumer discretionary	9.7%
Health care	9.4%
Communication services	9.0%
Consumer staples	4.7%
Energy	3.1%
Materials	2.2%
Real estate	2.1%
Utilities	2.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

C000022761 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series II
Trading Symbol	JAFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series II/JAFFX)	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
Net Assets	$ 1,209,757,476
Holdings Count | Holding	2,938
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,209,757,476
Total number of portfolio holdings	2,938
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

Sector Composition
Information technology	33.6%
Financials	11.9%
Industrials	10.0%
Consumer discretionary	9.7%
Health care	9.4%
Communication services	9.0%
Consumer staples	4.7%
Energy	3.1%
Materials	2.2%
Real estate	2.1%
Utilities	2.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

C000022759 [Member]
Shareholder Report [Line Items]
Fund Name	Total Stock Market Index Trust
Class Name	Series NAV
Trading Symbol	JAFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Total Stock Market Index Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Stock Market Index Trust (Series NAV/JAFEX)	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,209,757,476
Holdings Count | Holding	2,938
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,209,757,476
Total number of portfolio holdings	2,938
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

Sector Composition
Information technology	33.6%
Financials	11.9%
Industrials	10.0%
Consumer discretionary	9.7%
Health care	9.4%
Communication services	9.0%
Consumer staples	4.7%
Energy	3.1%
Materials	2.2%
Real estate	2.1%
Utilities	2.0%
Short-term investments and other	2.3%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Apple, Inc.	5.4%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	2.7%
Alphabet, Inc., Class C	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Micron Technology, Inc.	1.7%
Meta Platforms, Inc., Class A	1.6%

C000022811 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series NAV
Trading Symbol	JAJMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series NAV/JAJMX)	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 345,843,638
Holdings Count | Holding	40
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$345,843,638
Total number of portfolio holdings	40
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

Industry Composition
Specialized REITs	21.6%
Health care REITs	20.2%
Retail REITs	14.3%
Industrial REITs	13.7%
Residential REITs	12.1%
Diversified REITs	6.1%
Hotel and resort REITs	3.2%
Office REITs	3.0%
Hotels, restaurants and leisure	2.1%
Health care providers and services	1.8%
Software	0.8%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

C000022813 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series II
Trading Symbol	JAJLX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series II/JAJLX)	$54	1.00%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%
Net Assets	$ 345,843,638
Holdings Count | Holding	40
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$345,843,638
Total number of portfolio holdings	40
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

Industry Composition
Specialized REITs	21.6%
Health care REITs	20.2%
Retail REITs	14.3%
Industrial REITs	13.7%
Residential REITs	12.1%
Diversified REITs	6.1%
Hotel and resort REITs	3.2%
Office REITs	3.0%
Hotels, restaurants and leisure	2.1%
Health care providers and services	1.8%
Software	0.8%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

C000022812 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Trust
Class Name	Series I
Trading Symbol	JADBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Real Estate Securities Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Trust (Series I/JADBX)	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 345,843,638
Holdings Count | Holding	40
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$345,843,638
Total number of portfolio holdings	40
Portfolio turnover rate	48%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

Industry Composition
Specialized REITs	21.6%
Health care REITs	20.2%
Retail REITs	14.3%
Industrial REITs	13.7%
Residential REITs	12.1%
Diversified REITs	6.1%
Hotel and resort REITs	3.2%
Office REITs	3.0%
Hotels, restaurants and leisure	2.1%
Health care providers and services	1.8%
Software	0.8%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Welltower, Inc.	14.6%
Equinix, Inc.	10.7%
Prologis, Inc.	9.7%
Simon Property Group, Inc.	6.7%
Public Storage	4.6%
Essex Property Trust, Inc.	4.5%
WP Carey, Inc.	4.4%
Ventas, Inc.	3.4%
Invitation Homes, Inc.	3.4%
UDR, Inc.	2.6%

C000022820 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series I
Trading Symbol	JESTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series I/JESTX)	$58	0.97%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.97%
Net Assets	$ 1,557,771,819
Holdings Count | Holding	106
Investment Company Portfolio Turnover	221.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,557,771,819
Total number of portfolio holdings	106
Portfolio turnover rate	221%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

Sector Composition
Information technology	93.6%
Industrials	1.8%
Communication services	1.1%
Financials	0.3%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

C000022821 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series II
Trading Symbol	JAFUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series II/JAFUX)	$70	1.17%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.17%
Net Assets	$ 1,557,771,819
Holdings Count | Holding	106
Investment Company Portfolio Turnover	221.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,557,771,819
Total number of portfolio holdings	106
Portfolio turnover rate	221%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

Sector Composition
Information technology	93.6%
Industrials	1.8%
Communication services	1.1%
Financials	0.3%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

C000022819 [Member]
Shareholder Report [Line Items]
Fund Name	Science & Technology Trust
Class Name	Series NAV
Trading Symbol	JAFSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Science & Technology Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Science & Technology Trust (Series NAV/JAFSX)	$55	0.92%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.92%
Net Assets	$ 1,557,771,819
Holdings Count | Holding	106
Investment Company Portfolio Turnover	221.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,557,771,819
Total number of portfolio holdings	106
Portfolio turnover rate	221%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

Sector Composition
Information technology	93.6%
Industrials	1.8%
Communication services	1.1%
Financials	0.3%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Micron Technology, Inc.	11.7%
Advanced Micro Devices, Inc.	5.7%
Sandisk Corp.	5.7%
Broadcom, Inc.	5.4%
Lam Research Corp.	5.3%
Marvell Technology, Inc.	4.5%
NVIDIA Corp.	4.4%
Intel Corp.	3.9%
Applied Materials, Inc.	3.6%
KLA Corp.	3.5%

C000022831 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series NAV
Trading Symbol	JAGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series NAV/JAGPX)	$58	1.07%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.07%
Net Assets	$ 297,877,892
Holdings Count | Holding	123
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$297,877,892
Total number of portfolio holdings	123
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

Sector Composition
Health care	30.8%
Industrials	24.8%
Information technology	19.7%
Consumer discretionary	6.6%
Financials	6.2%
Real estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer staples	1.9%
Communication services	0.8%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

C000022833 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series II
Trading Symbol	JAGQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series II/JAGQX)	$71	1.32%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.32%
Net Assets	$ 297,877,892
Holdings Count | Holding	123
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$297,877,892
Total number of portfolio holdings	123
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

Sector Composition
Health care	30.8%
Industrials	24.8%
Information technology	19.7%
Consumer discretionary	6.6%
Financials	6.2%
Real estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer staples	1.9%
Communication services	0.8%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

C000022832 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Trust
Class Name	Series I
Trading Symbol	JESGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Small Cap Stock Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Stock Trust (Series I/JESGX)	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
Net Assets	$ 297,877,892
Holdings Count | Holding	123
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$297,877,892
Total number of portfolio holdings	123
Portfolio turnover rate	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

Sector Composition
Health care	30.8%
Industrials	24.8%
Information technology	19.7%
Consumer discretionary	6.6%
Financials	6.2%
Real estate	3.6%
Energy	2.5%
Materials	2.2%
Consumer staples	1.9%
Communication services	0.8%
Utilities	0.1%
Short-term investments and other	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MKS, Inc.	3.8%
SiTime Corp.	2.7%
Xometry, Inc., Class A	2.5%
Credo Technology Group Holding, Ltd.	2.3%
Modine Manufacturing Company	2.3%
Nextpower, Inc., Class A	2.3%
Zurn Elkay Water Solutions Corp.	2.0%
The Vita Coco Company, Inc.	1.9%
American Healthcare REIT, Inc.	1.9%
Alignment Healthcare, Inc.	1.9%

C000047744 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series I
Trading Symbol	JAHZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series I/JAHZX)	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
Net Assets	$ 1,240,894,049
Holdings Count | Holding	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,240,894,049
Total number of portfolio holdings	1
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	62.0%
U.S. Government and agency obligations	12.0%
Corporate bonds	11.6%
Collateralized mortgage obligations	7.7%
Asset-backed securities	1.7%
Foreign government obligations	0.4%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047745 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series II
Trading Symbol	JAIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series II/JAIFX)	$37	0.71%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%
Net Assets	$ 1,240,894,049
Holdings Count | Holding	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,240,894,049
Total number of portfolio holdings	1
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	62.0%
U.S. Government and agency obligations	12.0%
Corporate bonds	11.6%
Collateralized mortgage obligations	7.7%
Asset-backed securities	1.7%
Foreign government obligations	0.4%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047746 [Member]
Shareholder Report [Line Items]
Fund Name	American Asset Allocation Trust
Class Name	Series III
Trading Symbol	JAIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Asset Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Asset Allocation Trust (Series III/JAIDX)	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
Net Assets	$ 1,240,894,049
Holdings Count | Holding	1
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,240,894,049
Total number of portfolio holdings	1
Portfolio turnover rate	6%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Asset Allocation Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Portfolio Composition
Common stocks	62.0%
U.S. Government and agency obligations	12.0%
Corporate bonds	11.6%
Collateralized mortgage obligations	7.7%
Asset-backed securities	1.7%
Foreign government obligations	0.4%
Short-term investments and other	4.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047761 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series NAV
Trading Symbol	JHVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
Net Assets	$ 312,164,289
Holdings Count | Holding	158
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$312,164,289
Total number of portfolio holdings	158
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

Sector Composition
Information technology	25.9%
Financials	19.6%
Communication services	16.3%
Consumer discretionary	15.0%
Industrials	8.2%
Consumer staples	6.8%
Health care	4.4%
Materials	2.6%
Energy	0.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

C000047760 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series II
Trading Symbol	JEMTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)	$61	1.12%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%
Net Assets	$ 312,164,289
Holdings Count | Holding	158
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$312,164,289
Total number of portfolio holdings	158
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

Sector Composition
Information technology	25.9%
Financials	19.6%
Communication services	16.3%
Consumer discretionary	15.0%
Industrials	8.2%
Consumer staples	6.8%
Health care	4.4%
Materials	2.6%
Energy	0.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

C000047759 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Trust
Class Name	Series I
Trading Symbol	JAJBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Disciplined Value Emerging Markets Equity Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)	$50	0.92%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%
Net Assets	$ 312,164,289
Holdings Count | Holding	158
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$312,164,289
Total number of portfolio holdings	158
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

Sector Composition
Information technology	25.9%
Financials	19.6%
Communication services	16.3%
Consumer discretionary	15.0%
Industrials	8.2%
Consumer staples	6.8%
Health care	4.4%
Materials	2.6%
Energy	0.3%
Short-term investments and other	0.9%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	8.4%
Millicom International Cellular SA	5.7%
America Movil SAB de CV, Series B	3.1%
Samsung Electronics Company, Ltd., GDR	3.0%
Oversea-Chinese Banking Corp., Ltd.	2.4%
WH Group, Ltd.	2.2%
America Movil SAB de CV, ADR	2.2%
NetEase, Inc., ADR	2.2%
Credicorp, Ltd.	2.1%
WuXi AppTec Company, Ltd., H Shares	2.1%

C000047764 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series I
Trading Symbol	JAJQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series I/JAJQX)	$36	0.65%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%
Net Assets	$ 237,435,171
Holdings Count | Holding	1
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$237,435,171
Total number of portfolio holdings	1
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	40.7%
Industrials	15.5%
Financials	10.9%
Consumer discretionary	8.2%
Health care	8.2%
Communication services	6.0%
Materials	2.9%
Consumer staples	2.7%
Real estate	1.2%
Energy	1.1%
Utilities	0.6%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047762 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series II
Trading Symbol	JAHWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series II/JAHWX)	$40	0.72%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%
Net Assets	$ 237,435,171
Holdings Count | Holding	1
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$237,435,171
Total number of portfolio holdings	1
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	40.7%
Industrials	15.5%
Financials	10.9%
Consumer discretionary	8.2%
Health care	8.2%
Communication services	6.0%
Materials	2.9%
Consumer staples	2.7%
Real estate	1.2%
Energy	1.1%
Utilities	0.6%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000047763 [Member]
Shareholder Report [Line Items]
Fund Name	American Global Growth Trust
Class Name	Series III
Trading Symbol	JAHVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the American Global Growth Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Global Growth Trust (Series III/JAHVX)	$17	0.30%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.30%
Net Assets	$ 237,435,171
Holdings Count | Holding	1
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$237,435,171
Total number of portfolio holdings	1
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund. The weightings represent the holdings of American Funds Insurance Series – Global Growth Fund. For further details, please visit the American Funds website at americanfunds.com/afis.
Sector Composition
Information technology	40.7%
Industrials	15.5%
Financials	10.9%
Consumer discretionary	8.2%
Health care	8.2%
Communication services	6.0%
Materials	2.9%
Consumer staples	2.7%
Real estate	1.2%
Energy	1.1%
Utilities	0.6%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000063026 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series NAV
Trading Symbol	JAFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series NAV/JAFRX)	$42	0.83%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
Net Assets	$ 496,104,517
Holdings Count | Holding	282
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$496,104,517
Total number of portfolio holdings	282
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

Portfolio Composition
Common stocks	62.8%
U.S. Government	15.3%
Term loans	8.3%
Corporate bonds	8.1%
Asset-backed securities	0.1%
Short-term investments and other	5.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

C000063028 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series II
Trading Symbol	JAFQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series II/JAFQX)	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
Net Assets	$ 496,104,517
Holdings Count | Holding	282
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$496,104,517
Total number of portfolio holdings	282
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

Portfolio Composition
Common stocks	62.8%
U.S. Government	15.3%
Term loans	8.3%
Corporate bonds	8.1%
Asset-backed securities	0.1%
Short-term investments and other	5.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

C000063027 [Member]
Shareholder Report [Line Items]
Fund Name	Capital Appreciation Value Trust
Class Name	Series I
Trading Symbol	JAFPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Capital Appreciation Value Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Appreciation Value Trust (Series I/JAFPX)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 496,104,517
Holdings Count | Holding	282
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$496,104,517
Total number of portfolio holdings	282
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

Portfolio Composition
Common stocks	62.8%
U.S. Government	15.3%
Term loans	8.3%
Corporate bonds	8.1%
Asset-backed securities	0.1%
Short-term investments and other	5.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	3.5%
Microsoft Corp.	3.5%
NVIDIA Corp.	3.0%
CenterPoint Energy, Inc.	2.7%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class A	2.6%
U.S. Treasury Note, 3.500%, 02/28/2031	2.5%
Meta Platforms, Inc., Class A	2.3%
Advanced Micro Devices, Inc.	2.2%
U.S. Treasury Note, 3.625%, 10/31/2030	2.0%

C000099620 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series I
Trading Symbol	JHBPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series I/JHBPX)	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 996,286,858
Holdings Count | Holding	33
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$996,286,858
Total number of portfolio holdings	33
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.3%
Equity	49.0%
Fixed income	41.9%
Alternative and specialty	3.4%
U.S. Government and Agency obligations	5.7%
U.S. Government	5.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099621 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series II
Trading Symbol	JAILX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series II/JAILX)	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 996,286,858
Holdings Count | Holding	33
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$996,286,858
Total number of portfolio holdings	33
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.3%
Equity	49.0%
Fixed income	41.9%
Alternative and specialty	3.4%
U.S. Government and Agency obligations	5.7%
U.S. Government	5.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099622 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Balanced Portfolio (Series NAV/JAINX)	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 996,286,858
Holdings Count | Holding	33
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$996,286,858
Total number of portfolio holdings	33
Portfolio turnover rate	84%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	94.3%
Equity	49.0%
Fixed income	41.9%
Alternative and specialty	3.4%
U.S. Government and Agency obligations	5.7%
U.S. Government	5.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099625 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series NAV/JAIQX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 140,985,938
Holdings Count | Holding	26
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,985,938
Total number of portfolio holdings	26
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Fixed income	67.4%
Equity	20.0%
Alternative and specialty	2.5%
U.S. Government and Agency obligations	10.1%
U.S. Government	10.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099624 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series II
Trading Symbol	JAIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series II/JAIRX)	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 140,985,938
Holdings Count | Holding	26
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,985,938
Total number of portfolio holdings	26
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Fixed income	67.4%
Equity	20.0%
Alternative and specialty	2.5%
U.S. Government and Agency obligations	10.1%
U.S. Government	10.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099623 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Conservative Portfolio
Class Name	Series I
Trading Symbol	JHCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Conservative Portfolio (Series I/JHCIX)	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 140,985,938
Holdings Count | Holding	26
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$140,985,938
Total number of portfolio holdings	26
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	89.9%
Fixed income	67.4%
Equity	20.0%
Alternative and specialty	2.5%
U.S. Government and Agency obligations	10.1%
U.S. Government	10.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099626 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series I
Trading Symbol	JHGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series I/JHGPX)	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 5,279,419,379
Holdings Count | Holding	32
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,279,419,379
Total number of portfolio holdings	32
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	68.4%
Fixed income	24.2%
Alternative and specialty	3.8%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099627 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series II
Trading Symbol	JAIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series II/JAIKX)	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 5,279,419,379
Holdings Count | Holding	32
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,279,419,379
Total number of portfolio holdings	32
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	68.4%
Fixed income	24.2%
Alternative and specialty	3.8%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099628 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Growth Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Growth Portfolio (Series NAV/JAIJX)	$7	0.13%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%
Net Assets	$ 5,279,419,379
Holdings Count | Holding	32
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,279,419,379
Total number of portfolio holdings	32
Portfolio turnover rate	76%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	96.4%
Equity	68.4%
Fixed income	24.2%
Alternative and specialty	3.8%
U.S. Government and Agency obligations	3.6%
U.S. Government	3.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099631 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series NAV/JAIOX)	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 269,070,675
Holdings Count | Holding	33
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$269,070,675
Total number of portfolio holdings	33
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Fixed income	51.6%
Equity	38.9%
Alternative and specialty	3.3%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099630 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series II/JAIPX)	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 269,070,675
Holdings Count | Holding	33
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$269,070,675
Total number of portfolio holdings	33
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Fixed income	51.6%
Equity	38.9%
Alternative and specialty	3.3%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000099629 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Moderate Portfolio
Class Name	Series I
Trading Symbol	JHMPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Moderate Portfolio (Series I/JHMPX)	$11	0.21%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%
Net Assets	$ 269,070,675
Holdings Count | Holding	33
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$269,070,675
Total number of portfolio holdings	33
Portfolio turnover rate	88%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.8%
Fixed income	51.6%
Equity	38.9%
Alternative and specialty	3.3%
U.S. Government and Agency obligations	6.2%
U.S. Government	6.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000111804 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Equity Allocation Trust
Class Name	Series NAV
Trading Symbol	JAFVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Strategic Equity Allocation Trust (the fund) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Equity Allocation Trust (Series NAV/JAFVX)	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 3,196,816,998
Holdings Count | Holding	3,332
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,196,816,998
Total number of portfolio holdings	3,332
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	3.9%
Apple, Inc.	3.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.7%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C	1.4%
ASML Holding NV	1.2%
Micron Technology, Inc.	1.0%
Meta Platforms, Inc., Class A	1.0%

Sector Composition
Information technology	25.2%
Financials	16.0%
Industrials	13.3%
Health care	9.4%
Consumer discretionary	8.6%
Communication services	6.4%
Consumer staples	4.8%
Materials	3.5%
Energy	3.2%
Utilities	2.7%
Real estate	2.2%
Short-term investments and other	4.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	3.9%
Apple, Inc.	3.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.7%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C	1.4%
ASML Holding NV	1.2%
Micron Technology, Inc.	1.0%
Meta Platforms, Inc., Class A	1.0%